FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2023 and 2022:

	Financial assets		Financial liabilities (1)
	2023	2022	2023	2022
Fix interest rate	214,572,395	133,336,086	450,154,594	278,443,497
Variable interest rate	1,873,673	137,714	-	-
Total	216,446,068	133,473,800	450,154,594	278,443,497

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

Provision for Losses
On this basis, the provision for losses for the year ended December 31, 2023 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Current and Non-Current Sales Receivables
As of December 31, 2023 and 2022, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2023	2022
Current trade receivables	51,103,234	53,162,940
Allowances for doubful accounts (1)	(301,770)	(412,681)
Total	50,801,464	52,750,259

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Major Customers
In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2023, 2022 and 2021 and the sales receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	24,318,307	1,476,898	32,248,616	2,392,212	36,814,036
Camuzzi Gas Pampeana S.A.	18,070,335	1,086,152	23,880,326	1,767,771	27,120,380
Naturgy Argentina	14,712,603	945,579	19,575,169	1,505,818	21,958,655
CAMMESA	8,847,362	1,463,834	11,818,443	4,297,818	16,816,760
Pampa Energía	3,460,789	265,685	4,582,093	347,064	5,189,780
Camuzzi Gas del Sur S.A.	4,487,300	66,625	5,657,561	368,109	6,268,564

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2023, 2022 and 2021 and revenues receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	101,023,042	7,493,584	79,688,674	11,115,350	83,014,038
Geogas Trading S.A.	8,327,911	-	11,424,167	-	23,051,172
Italgas S.A.	-	-	-	-	918,740
YPF	4,863,755	89,175	8,092,448	501,014	11,522,821
Petrobras Global Trading BV	1,907,031	1,907,031	873,237	-	34,110,130
Trafigura Beheer	41,344,487	3,088,637	49,727,977	2,796,525	42,010,476
Pampa Energía	8,605,778	646,317	11,158,452	877,466	15,558,595

The amounts of Midstream revenues made to major customers during the years ended December 31, 2023, 2022 and 2021 and revenues receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
Tecpetrol	11,613,064	1,688,724	8,471,994	1,301,080	2,727,791
Exxomobil Exploration	5,320,819	887,297	5,086,118	755,238	5,775,892
YPF	12,927,055	3,766,193	13,323,059	2,631,812	14,107,367
Vista Oil	2,059,717	483,254	733,131	379,111	-
Pluspetrol	12,362,816	2,774,674	8,216,597	856,969	7,326,827
Pampa Energía	17,632,528	4,225,255	12,371,684	2,822,228	7,366,239

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2023 and 2022:

December 31, 2023
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	6,599,199	217,537,319	12,924
With specified maturity
Overdue
Until 12-31-2022	-	-	432,064
From 01-01-23 to 03-31-23	-	-	97
From 04-01-23 to 06-30-23	-	-	211
From 07-01-23 to 09-30-23	-	-	9,478
From 10-01-23 to 12-31-23	-	-	3,107,489
Total overdue	-	-	3,549,339

Non-due
From 01-01-24 to 03-31-24	-	101,278,492	45,365,062
From 04-01-24 to 06-30-24	-	4,027,889	7,479,194
From 07-01-24 to 09-30-24	-	-	7,371
From 10-01-24 to 12-31-24	-	21,177	9,965
During 2025	-	107,191,029	19,591
During 2026	-	-	-
During 2027	-	-	-
From 2028 onwards	-	-	-

Total non-due	-	212,518,587	52,881,183
Total with specified maturity	-	212,518,587	56,430,522
Total	6,599,199	430,055,906	56,443,446

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2022
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	9,307,806	122,350,911	125,774
With specified maturity
Overdue
Until 12-31-2021	-	-	540,221
From 01-01-22 to 03-31-22	-	-	25,433
From 04-01-22 to 06-30-22	-	-	82,296
From 07-01-22 to 09-30-22	-	-	70,160
From 10-01-22 to 12-31-22	-	-	4,513,994
Total overdue	-	-	5,232,104

Non-due
From 01-01-23 to 03-31-23	-	598	60,837,510
From 04-01-23 to 06-30-23	-	598	354,986
From 07-01-23 to 09-30-23	-	3,282	180,405
From 10-01-23 to 12-31-23	-	-	11,687
During 2024	-	125,068,419	43,678
During 2025	-	-	-
During 2026	-	-	-
From 2027 onwards	-	-	-

Total non-due	-	125,072,897	61,428,266
Total with specified maturity	-	125,072,897	66,660,370
Total	9,307,806	247,423,808	66,786,144

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2023 and 2022. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2023
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2022	-	496,213	-
From 01-01-23 to 03-31-23	-	311	-
From 04-01-23 to 06-30-23	-	311	-
From 07-01-23 to 09-30-23	-	311	-
From 10-01-23 to 12-31-23	-	311	609,435
Total overdue	-	497,457	609,435

Non-due
From 01-01-24 to 03-31-24	21,913,365	46,127,826	1,655,061
From 04-01-24 to 06-30-24	27,826,772	104,969	1,655,061
From 07-01-24 to 09-30-24	119,544	-	1,655,061
From 10-01-24 to 12-31-24	28,823,183	-	1,655,061
During 2025	438,117,650	-	6,655,985
During 2026	-	-	4,255,896
During 2027	-	-	679,059
From 2028 onwards	-	-	-
Total non-due	516,800,514	46,232,795	18,211,184
Total with specified maturity	516,800,514	46,730,252	18,820,619
Total	516,800,514	46,730,252	18,820,619

December 31, 2022
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2021	-	718,333	-
From 01-01-22 to 03-31-22	-	968	-
From 04-01-22 to 06-30-22	-	968	-
From 07-01-22 to 09-30-22	-	968	-
From 10-01-22 to 12-31-22	-	968	415,882
Total overdue	-	722,205	415,882

Non-due
From 01-01-23 to 03-31-23	-	39,074,182	1,031,659
From 04-01-23 to 06-30-23	10,328,560	245,224	1,031,659
From 07-01-23 to 09-30-23	4,801,277	-	1,031,659
From 10-01-23 to 12-31-23	9,309,765	-	1,031,659
During 2024	18,619,530	-	4,127,191
During 2025	285,154,656	-	4,127,191
During 2026	-	-	2,465,502
From 2027 onwards	-	-	-
Total non-due	328,213,788	39,319,406	14,846,520
Total with specified maturity	328,213,788	40,041,611	15,262,402
Total	328,213,788	40,041,611	15,262,402

Gearing Ratio
During the years ended December 31, 2023 and 2022, the gearing ratio was as follows:

	2023	2022
Total debt (Note 13)	471,648,466	294,635,431
Total equity	855,674,894	832,156,862
Total capital	1,327,323,360	1,126,792,293
Gearing Ratio	0.36	0.26

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2023 and 2022 is included below:

	December 31, 2023
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	50,801,464	50,801,464
Other receivables	-	5,325,726	5,325,726
Financial assets at amortized cost	-	105,327,557	105,327,557
Financial assets at fair value through profit or loss	217,537,319	-	217,537,319
Cash and cash equivalents	2,053,961	4,545,238	6,599,199
Total current assets	219,591,280	165,999,985	385,591,265

NON-CURRENT ASSETS
Other receivables	-	14,486	14,486
Other financial assets at amortized cost	-	107,191,030	107,191,030
Total non-current assets	-	107,205,516	107,205,516
Total assets	219,591,280	273,205,501	492,796,781

	Financial liabilities at fair value	Financial liabilities at amortirzed cost	Total
CURRENT LIABILITIES
Trade payables	-	41,723,198	41,723,198
Loans	-	60,567,191	60,567,191
Payroll and social security taxes payables	-	4,934,640	4,934,640
Other payables	-	74,374	74,374
Total current liabilities	-	107,299,403	107,299,403

NON-CURRENT LIABILITIES
Loans	-	411,081,275	411,081,275
Total non-current liabilities	-	411,081,275	411,081,275
Total liabilities	-	518,380,678	518,380,678

	December 31, 2022
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	52,750,259	52,750,259
Other receivables	-	13,576,805	13,576,805
Financial assets at amortized cost	-	4,478	4,478
Financial assets at fair value through profit or loss	122,350,911	-	122,350,911
Cash and cash equivalents	8,301,548	1,006,258	9,307,806
Total current assets	130,652,459	67,337,800	197,990,259

NON-CURRENT ASSETS
Other receivables	-	46,397	46,397
Financial assets at amortized cost	-	125,068,419	125,068,419
Total non-current assets	-	125,114,816	125,114,816
Total assets	130,652,459	192,452,616	323,105,075

	Financial liabilities at fair value	Financial liabilities at amortirzed cost	Total
CURRENT LIABILITIES
Trade payables	-	32,775,452	32,775,452
Loans	-	12,206,959	12,206,959
Payroll and social security taxes payables	-	6,706,238	6,706,238
Other payables	-	892,354	892,354
Total current liabilities	-	52,581,003	52,581,003

NON-CURRENT LIABILITIES
Loans	-	282,428,472	282,428,472
Total non-current liabilities	-	282,428,472	282,428,472
Total liabilities	-	335,009,475	335,009,475

Fair Value of Financial Assets and Liabilities
The table below shows different assets at their fair value classified by hierarchy as of December 31, 2023 and 2022:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,053,961	-	-	2,053,961
Financial assets at fair value through profit or loss	217,537,319	-	-	217,537,319
Total	219,591,280	-	-	219,591,280

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	8,301,549	-	-	8,301,549
Financial assets at fair value through profit or loss	122,350,911	-	-	122,350,911
Total	130,652,460	-	-	130,652,460
The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2023, based on their quoted market price:

	As of December 31, 2023
	Carrying amount	Fair value
2018 Notes	384,503,538	365,967,850